Debt (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 05, 2019	Apr. 24, 2020	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2019
Debt Disclosure [Abstract]
Borrowings	$ 5,000,000					$ 5,000,000
Fixed interest rate	5.00%	0.98%
Maturity date	Jul. 01, 2023
Recognized loss on extinguishment			$ 180,000		$ (180)
Aggregate warrants to purchase of shares (in Shares)				60,000
Loan		$ 1,120,000